Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Purchases from related party	$ 268,000		$ 708,000		$ 1,098,000	$ 1,596,000	$ 3,805,248	$ 3,119,000
Company owed former related party							381,457	1,083,764
Advanced deposit payments	529,850				529,850		735,730
Due to shareholders	118,210				118,210		146,534	134,086
Additional accrued interest	16,868	$ 16,868	$ 30,487	$ 30,487	39,781	54,109	109,863	56,626
Interest payment					68,106	$ 10,999	32,686	8,989
Short term loan							3,297	3,297
Secured note payable, net	$ 252,968				$ 252,968			68,471
Unpaid compensation							$ 29,580	$ 62,319